Investment Securities (Schedule Of Amortized Cost, Gross Unrealized Gains (Losses) And Fair Value Of Investment Securities) (Details) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2011		Mar. 31, 2011		Mar. 31, 2010
Investment Securities [Line Items]
UNBC's Collateralized Loan Obligations reclassified from securities available for sale to securities being held to maturity					¥ 111,895
Unrealized Losses Remaining In Accumulated Other Changes In Equity At The Date Of Transfer	34,218		39,915
Securities Available For Sale [Member]
Investment Securities [Line Items]
Amortized cost	55,231,404		53,249,694
Gross unrealized gains	1,083,092		1,268,565
Gross unrealized losses	57,171		188,378
Estimated fair value	56,257,325		54,329,881
Securities Available For Sale [Member] | Marketable Equity Securities [Member]
Investment Securities [Line Items]
Amortized cost	2,439,060		2,642,287
Gross unrealized gains	819,586		1,073,797
Gross unrealized losses	30,377		56,750
Estimated fair value	3,228,269		3,659,334
Securities Available For Sale [Member] | Debt Securities [Member] | Japanese National Government And Japanese Government Agency Bonds [Member]
Investment Securities [Line Items]
Amortized cost	47,368,150		44,756,826
Gross unrealized gains	143,024		75,017
Gross unrealized losses	13,004		112,221
Estimated fair value	47,498,170		44,719,622
Securities Available For Sale [Member] | Debt Securities [Member] | Japanese Prefectural And Municipal Bonds [Member]
Investment Securities [Line Items]
Amortized cost	195,374		193,712
Gross unrealized gains	8,024		6,578
Gross unrealized losses	5		9
Estimated fair value	203,393		200,281
Securities Available For Sale [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member]
Investment Securities [Line Items]
Amortized cost	873,306		973,175
Gross unrealized gains	16,617		16,472
Gross unrealized losses	966		856
Estimated fair value	888,957		988,791
Securities Available For Sale [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Investment Securities [Line Items]
Amortized cost	2,821,943		3,058,698
Gross unrealized gains	83,456		84,262
Gross unrealized losses	3,106		3,418
Estimated fair value	2,902,293		3,139,542
Securities Available For Sale [Member] | Debt Securities [Member] | Residential Mortgage-Backed Securities [Member]
Investment Securities [Line Items]
Amortized cost	1,006,996		1,140,271
Gross unrealized gains	11,334		11,593
Gross unrealized losses	8,296		13,293
Estimated fair value	1,010,034		1,138,571
Securities Available For Sale [Member] | Debt Securities [Member] | Commercial Mortgage-Backed Securities [Member]
Investment Securities [Line Items]
Amortized cost	67,298		31,485
Gross unrealized gains	636		181
Gross unrealized losses	1,417		1,276
Estimated fair value	66,517		30,390
Securities Available For Sale [Member] | Debt Securities [Member] | Asset-Backed Securities [Member]
Investment Securities [Line Items]
Amortized cost	458,356		452,280
Gross unrealized gains	414		665
Gross unrealized losses			555
Estimated fair value	458,770		452,390
Securities Available For Sale [Member] | Debt Securities [Member] | Other Debt Securities [Member]
Investment Securities [Line Items]
Amortized cost	921		960
Gross unrealized gains	1
Estimated fair value	922		960
Securities Being Held To Maturity [Member] | Debt Securities [Member]
Investment Securities [Line Items]
Amortized cost	2,591,667		3,017,189
Gross unrealized gains	59,087		48,236
Gross unrealized losses	5,411		6,427
Estimated fair value	2,645,343		3,058,998
Securities Being Held To Maturity [Member] | Debt Securities [Member] | Japanese National Government And Japanese Government Agency Bonds [Member]
Investment Securities [Line Items]
Amortized cost	665,748		1,026,443
Gross unrealized gains	6,085		7,987
Estimated fair value	671,833		1,034,430
Securities Being Held To Maturity [Member] | Debt Securities [Member] | Japanese Prefectural And Municipal Bonds [Member]
Investment Securities [Line Items]
Amortized cost	14,597		22,667
Gross unrealized gains	81		178
Estimated fair value	14,678		22,845
Securities Being Held To Maturity [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member]
Investment Securities [Line Items]
Amortized cost	777,439		893,316
Gross unrealized gains	5,920		6,758
Gross unrealized losses	2,215		2,451
Estimated fair value	781,144		897,623
Securities Being Held To Maturity [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Investment Securities [Line Items]
Amortized cost	131,683		138,810
Gross unrealized gains	817		1,165
Gross unrealized losses	64		46
Estimated fair value	132,436		139,929
Securities Being Held To Maturity [Member] | Debt Securities [Member] | Asset-Backed Securities [Member]
Investment Securities [Line Items]
Amortized cost	1,002,125		935,876
Gross unrealized gains	46,181		32,144
Gross unrealized losses	3,132	[1]	3,930	[2]
Estimated fair value	1,045,174		964,090
Securities Being Held To Maturity [Member] | Debt Securities [Member] | Other Debt Securities [Member]
Investment Securities [Line Items]
Amortized cost	75		77
Gross unrealized gains	3		4
Estimated fair value	¥ 78		¥ 81

[1]	As a result of the reclassification mentioned above, the unrealized losses at the date of transfer remaining in accumulated other changes in equity from nonowner sources in the accompanying condensed consolidated balance sheets was ¥34,218 million before taxes at September 30, 2011 and not included in the table above.
[2]	UnionBanCal Corporation ("UNBC") reclassified collateralized loan obligations ("CLOs"), which totaled ¥111,895 million at fair value, from securities available for sale to securities being held to maturity during the fiscal year ended March 31, 2010. As a result of the reclassification, the unrealized losses at the date of transfer remaining in accumulated other changes in equity from nonowner sources in the accompanying condensed consolidated balance sheets was ¥39,915 million before taxes at March 31, 2011 and not included in the table above.